Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

21. Subsequent Events

Subsequent to year end, eighteen of the Partnership’s real property interests were impaired as a result of termination notices received and one property foreclosure. As a result of T‑Mobile’s acquisition of MetroPCS (completed in 2013), we have received termination notices related to 23 MetroPCS tenant sites, two of which have subsequently been rescinded. As of December 2, 2015, the majority of the MetroPCS tenant sites where we have received termination notices have been vacated.  As a result of all termination notices received we determined that thirteen real property interests were impaired and recognized impairment charges totaling $2.9 million during 2015. Impairment of $0.7 million related to a foreclosure notice was received effective March 26, 2015. Through December 2, 2015, we recognized impairment charges totaling $3.6 million.

On April 23, 2015, the board of directors of our General Partner declared a quarterly cash distribution of $0.2975 per unit, or $1.19 per unit on an annualized basis, for the quarter ended March 31, 2015.  This distribution was paid on May 14, 2015 to unitholders of record as of May 5, 2015.

On May 20, 2015, the Partnership closed a public offering of an additional 3,000,000 common units representing limited partner interests in us at a price to the public of $16.75 per common unit, or $15.9125 per common unit net of the underwriter’s discount. We received net proceeds of $46.9 million after deducting the underwriter’s discount and offering expenses paid by us of $3.3 million. We used all proceeds to repay a portion of the borrowings under our revolving credit facility.

On June 3, 2015, the Partnership exercised its option to increase the available commitments under its revolving credit facility for an additional $60.0 million, resulting in aggregate commitments of $250.0 million.

On July 21, 2015, the board of directors of our General Partner declared a quarterly cash distribution of $0.3075 per unit, or $1.23 per unit on an annualized basis, for the quarter ended June 30, 2015.  This distribution was paid on August 14, 2015 to unitholders of record as of August 4, 2015.

On October 22, 2015, the board of directors of our General Partner declared a quarterly cash distribution of $0.3175 per unit, or $1.27 per unit on an annualized basis, for the quarter ended September 30, 2015.  This distribution was paid on November 13, 2015 to unitholders of record as of November 3, 2015.

On November 19, 2015, the Partnership completed an acquisition of an entity owning 72 tenant sites and related real property interests, consisting of 67 wireless communication and 5 outdoor advertising sites, from Landmark Dividend Growth Fund-C LLC (“Fund C”), an affiliate of Landmark, in exchange for (i) 847,260 common units, valued at approximately $13.0 million, which was subsequently distributed to their respective members, including 123,405 common units to Landmark and affiliates, valued at approximately $1.9 million, as part of the fund’s liquidation, and (ii) cash consideration of approximately $17.3 million, of which $15.1 million was used to repay Fund C’s secured indebtedness and was funded with borrowings under the Partnership’s revolving credit facility.

On November 19, 2015, the Partnership completed an acquisition of 136 tenant sites and related real property interests, consisting of 99 wireless communication and 37 outdoor advertising sites, from Landmark Dividend Growth Fund-F LLC (“Fund F”), an affiliate of Landmark, in exchange for (i) 1,266,317 common units, valued at approximately $19.5 million, which was subsequently distributed to their respective members, including 217,133 common units to Landmark and affiliates, valued at approximately $3.3 million, and (ii) cash consideration of approximately $25.0 million, of which $24.5 million was used to repay Fund F’s secured indebtedness and was funded with borrowings under the Partnership’s revolving credit facility.